Offerings - Offering: 1	Dec. 05, 2025
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(A) An indeterminate aggregate initial offering price or number or amount of debt securities of the Registrant is being registered and may from time to time be offered at indeterminate prices. (B) In reliance on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the Registrant hereby defers payment of the registration fee required in connection with this registration statement.